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<FILENAME>a200912_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        02/12/2010
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total: $388,286
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
December 31 2009

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AMERICAN GREETINGS CORP	    COM	CLA	026375105       1,471	  67,500   SH		SOLE	NONE    67,500	0
AMERICAN REPROGRAPHICS CO   COM		029263100	2,976	 424,600   SH		SOLE	NONE   424,600	0
AMR CORP  		    COM		001765106	  502	  65,000   SH		SOLE	NONE	65,000	0
APARTMENT INVT & MGMT CO    COM	CL A	03748R101       1,512     95,000   SH		SOLE	NONE    95,000  0
ARCH CAPITAL GROUP LTD	    COM		G0450A105	  716	  10,000   SH		SOLE	NONE	10,000	0
BANK OF AMERICA CORPORATION COM		060505104       8,319    552,385   SH		SOLE	NONE   552,385  0
BURLINGTON NORTHN SANTA FE  COM		12189T104      10,326    104,700   SH		SOLE	NONE   104,700  0
CB RICHARD ELLIS GROUP INC  COM CL A    12497T101       1,018     75,000   SH           SOLE	NONE    75,000  0
CITIGROUP INC		    COM	        172967101	4,104  1,240,000   SH		SOLE	NONE 1,240,000	0
CLEAR CHANNEL OUTDOOR HLDGS COM CL A	18451C109	  260	  25,000   SH		SOLE	NONE	25,000	0
COPART INC                  COM         217204106       3,790    103,500   SH           SOLE	NONE   103,500  0
CROWN CASTLE INTL CORP      COM         228227104       5,210    133,447   SH           SOLE	NONE   133,447  0
DIEDRICH COFFEE INC	    COM		253675201	  349	  10,000   SH		SOLE	NONE	10,000  0
EAGLE MATERIALS INC	    COM		26969P108       4,335    166,400   SH		SOLE	NONE   166,400	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  166	  10,000   SH		SOLE	NONE	10,000	0
EXCO RESOURCES INC	    COM		269279402	  849     40,000   SH		SOLE	NONE	40,000	0
FEDERAL NATL MTG ASSN	    COM		313586109	  177	 150,000   SH		SOLE	NONE   150,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       2,310    212,500   SH		SOLE	NONE   212,500  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103       7,364  1,408,006   SH		SOLE	NONE 1,408,006  0
GREEN MTN COFFEE ROASTERS   COM		393122106	3,666	  45,000   SH		SOLE	NONE	45,000	0
ISTAR FINANCIAL INC         COM		45031U101       3,372  1,317,300   SH		SOLE	NONE 1,317,300  0
J B HUNT TRANS SVCS INC     COM		445658107         968	  30,000   SH		SOLE	NONE	30,000  0
JACK IN THE BOX INC         COM		466367109	  688	  35,000   SH		SOLE	NONE	35,000	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       7,863    252,911   SH		SOLE	NONE   252,911  0
LANDRYS RESTAURANTS INC     COM		51508L103       1,967	  92,400   SH		SOLE	NONE    92,400  0
LEXINGTON REALTY TRUST      PFD SER C	529043309       2,718     80,000   SH		SOLE	NONE    80,000  0
LEXINGTON REALTY TRUST      COM		529043101          30      5,000   SH		SOLE	NONE     5,000  0
MSCI INC		    COM CL A	55354G100       2,391     75,200   SH		SOLE	NONE	75,200	0
NEWCASTLE INVT CORP	    COM		65105M108	   80	  38,400   SH		SOLE	NONE	38,400	0
PENN REAL EST INV TRUST     COM         709102107       3,480    411,400   SH           SOLE	NONE   411,400  0
REIS INC		    COM		75936P105	  704	 114,400   SH		SOLE	NONE   114,400	0
SEARS CANADA INC	    COM         81234D109      13,593    587,400   SH           SOLE	NONE   587,400  0
SEARS HLDGS CORP   	    COM         812350106       4,506     54,000   SH           SOLE	NONE    54,000  0
SL GREEN RLTY CORP	    COM		78440X101       1,681     33,462   SH		SOLE	NONE    33,462  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	  151    658,051   SH		SOLE	NONE   658,051  0
ST. JOE COMPANY		    COM		790148100       1,300	  45,000   SH		SOLE	NONE	45,000  0
STANDARD PARKING CORP	    COM		853790103	  476	  30,000   SH		SOLE	NONE	30,000	0
UNION PACIFIC CORP	    COM		907818108       4,924     77,060   SH		SOLE	NONE    77,060  0
UNITED CAPITAL CORP	    COM		909912107       5,143	 215,900   SH		SOLE	NONE   215,900	0
ZIONS BANCORP	            COM		989701107       2,694    210,000   SH		SOLE	NONE   210,000  0


Options


BANK OF AMERICA CORP        COM         060505104       4,879    324,000   SH	CALL	SOLE	NONE   324,000  0
CITIGROUP INC               COM         172967101       2,318    700,000   SH	CALL	SOLE	NONE   700,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      11,184    359,700   SH	CALL	SOLE	NONE   359,700  0
SEARS HOLDINGS CORPORATION  CoM         812350106     211,356  2,532,700   SH   CALL    SOLE    NONE 2,532,700  0
SL GREEN REALTY CORP	    COM		78440X101         754	  15,000   SH	CALL	SOLE	NONE    15,000  0
SPDR SERIES TRUST	    ETF		78462F103      39,004	 350,000   SH	PUT	SOLE	NONE   350,000  0
ZIONS BANCORP               COM		989701107         642	  50,000   SH	CALL	SOLE	NONE    50,000	0




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